UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-08917

        Credit Suisse Institutional Fixed Income Fund, Inc.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            December 31st

Date of reporting period:          January 1, 2006 to March 31, 2006

Item 1. Schedule of Investments

Credit Suisse Institutional Fixed Income Fund
Schedule of Investments
March 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (25.3%)
Advertising (0.2%)
$ 280	R. H. Donnelley Corp., Rule 144A, Senior Discount Notes (Callable
	01/15/09 @ $103.44) ‡	(B, Caa1)	01/15/13	6.875	$263,200

Aerospace & Defense (0.5%)
585	Goodrich Corp., Notes	(BBB-, Baa3)	04/15/08	7.500	607,177

Automobile Manufacturers (0.9%)
1,025	DaimlerChrysler North America Holding Corp., Global Company
	Guaranteed Notes	(BBB, A3)	03/15/11	5.875	1,021,484

Banks (1.2%)
460	Bank of America Corp., Global Notes	(AA-, Aa2)	10/01/10	4.250	439,495
160	Bank of America Corp., Rule 144A, Company Guaranteed Notes
	(Callable 12/31/06 @ $104.04) ‡	(A, Aa3)	12/31/26	8.070	168,964
305	Bank of New York Company, Inc., Senior Subordinated Notes (Callable
	03/15/08 @ $100.00) #	(A, A1)	03/15/13	3.400	293,598
425	USB Capital IX, Company Guaranteed Notes (Callable 04/15/11 @
	$100.00) §#	(A, A1)	03/29/49	6.189	421,702

					1,323,759

Chemicals (0.2%)
265	Equistar Chemicals LP, Notes	(BB-, B2)	02/15/09	8.750	275,600

Commercial Services (0.8%)
335	Cendant Corp., Units	(BBB+, Baa1)	08/17/06	4.890	333,469
275	Cenveo Corp., Global Company Guaranteed Notes (Callable 03/15/07
	@ $104.81)	(B+, B1)	03/15/12	9.625	297,344
255	Erac USA Finance Co., Rule 144A, Notes ‡	(A-, Baa1)	05/15/06	6.625	255,322

					886,135

Computers (0.3%)
280	SunGard Data Systems, Inc, Rule 144A, Senior Unsecured Notes
	(Callable 08/15/09 @ $104.56) ‡	(B-, B3)	08/15/13	9.125	297,500

Diversified Financials (7.1%)
505	Ameriprise Financial, Inc., Senior Unsecured Notes	(A-, A3)	11/15/10	5.350	500,403
255	BCP Crystal Holdings Corp., Global Senior Subordinated Notes
	(Callable 06/15/09 @ $104.81)	(B, B3)	06/15/14	9.625	283,687
150	Capital One Financial Corp., Senior Notes	(BBB-, Baa1)	05/17/07	4.738	148,908
305	Ford Motor Credit Co., Global Notes	(BB-, Ba2)	01/25/07	6.500	303,891
280	Ford Motor Credit Co., Notes	(BB-, Ba2)	06/16/08	6.625	265,149
1,270	General Electric Capital Corp., Series MTNA, Global Notes	(AAA, Aaa)	06/15/12	6.000	1,305,959
150	General Motors Acceptance Corp., Global Notes	(BB, Ba1)	05/15/09	5.625	139,689
155	General Motors Acceptance Corp., Global Notes §	(BB, Ba1)	12/01/14	6.750	139,752
475	Goldman Sachs Group, Inc., Global Notes	(A+, Aa3)	01/15/15	5.125	454,755
595	Household Finance Corp., Global Notes	(A, Aa3)	12/15/08	4.125	577,243
600	HSBC Finance Capital Trust IX, Notes (Callable 11/30/15 @ $100.00) #	(BBB+, A1)	11/30/35	5.911	589,748
145	ILFC E-Capital Trust I, Rule 144A, Bonds (Callable 12/21/10 @
	$100.00) ‡#	(A, A3)	12/21/65	5.900	140,867
160	JPMorgan Chase & Co., Global Notes §	(A+, Aa3)	03/01/15	4.750	150,825
380	MBNA America Bank, Rule 144A, Subordinated Notes ‡	(AA-, Aa2)	03/15/08	6.750	389,926
225	Morgan Stanley, Global Subordinated Notes	(A, A1)	04/01/14	4.750	210,265
515	OMX Timber Finance Investment LLC, Rule 144A, Company
	Guaranteed Notes (Callable 10/31/19 @ $100.00) ‡#	(A+, Aa3)	01/29/20	5.420	491,261
345	Residential Capital Corp., Company Guaranteed Notes	(BBB-, Baa3)	11/21/08	6.125	345,760
295	Residential Capital Corp., Company Guaranteed Notes	(BBB-, Baa3)	02/22/11	6.000	292,950
630	SLM Corp., Series MTNA, Global Notes	(A, A2)	01/15/09	4.000	606,069
235	UCAR Finance, Inc., Global Company Guaranteed Notes (Callable
	02/15/07 @ $105.13)	(B-, B2)	02/15/12	10.250	252,038
600	Wachovia Capital Trust III, Bank Guaranteed Notes (Callable 03/15/11
	@ $100.00) #	(A-, A2)	03/15/42	5.800	590,111

					8,179,256

Credit Suisse Institutional Fixed Income Fund
Schedule of Investments (continued)
March 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS
Electric (2.2%)
$ 275	AES Corp., Senior Notes	(B, B1)	06/15/08	8.750	$288,062
226	American Electric Power Company, Inc., Series A, Global Notes	(BBB, Baa2)	05/15/06	6.125	226,195
200	Constellation Energy Group, Inc., Notes	(BBB, Baa1)	04/01/07	6.350	201,783
300	Dominion Resources, Inc., Series A, Notes	(BBB+, Baa2)	11/15/06	3.660	296,930
450	FPL Group Capital, Inc., Notes §	(A-, A2)	02/16/07	4.086	445,330
205	Pacific Gas & Electric Co., First Mortgage Notes	(BBB, Baa1)	03/01/34	6.050	201,275
275	PacifiCorp, First Mortgage Notes	(A-, A3)	11/15/11	6.900	293,883
565	TXU Corp., Global Senior Notes §	(BB+, Ba1)	11/15/14	5.550	531,324

					2,484,782

Entertainment (0.4%)
125	AMC Entertainment, Inc., Senior Subordinated Notes (Callable 02/01/07
	@ $100.00)	(CCC+, B3)	02/01/11	9.500	122,188
300	Six Flags, Inc., Global Senior Notes (Callable 04/15/08 @ $104.88)	(CCC, Caa1)	04/15/13	9.750	303,750

					425,938

Food (0.2%)
250	Smithfield Foods, Inc., Series B, Global Senior Notes	(BB, Ba2)	10/15/09	8.000	261,875

Healthcare Services (0.2%)
245	WellPoint, Inc., Global Unsecured Notes	(BBB+, Baa1)	01/15/11	5.000	239,740

Home Builders (0.7%)
925	D.R. Horton, Inc., Senior Notes §	(BB+, Baa3)	02/15/15	5.250	847,810

Insurance (1.6%)
485	American International Group, Inc., Global Notes §	(AA, Aa2)	05/15/13	4.250	449,152
580	Berkshire Hathaway Finance Corp., Global Company Guaranteed
	Notes	(AAA, Aaa)	01/15/10	4.125	555,155
175	Florida Windstorm Underwriting Association, Rule 144A, Senior Notes ‡	(A-, A3)	08/25/07	6.850	177,483
450	Nationwide Mutual Insurance Co., Rule 144A, Bonds (Callable 04/15/14
	@ $100.00) ‡	(A-, A2)	04/15/34	6.600	437,413
175	Progressive Corp., Senior Notes	(A+, A1)	12/01/32	6.250	180,175

					1,799,378

Investment Company (0.2%)
275	Frank Russell Co., Rule 144A, Company Guaranteed Notes ‡	(AAA, Aa1)	01/15/09	5.625	277,609

Lodging (0.5%)
250	Majestic Star Casino LLC, Company Guaranteed Notes (Callable
	10/15/07 @ $104.75)	(BB-, B2)	10/15/10	9.500	266,250
250	MGM Mirage, Inc., Rule 144A, Senior Notes ‡	(BB, Ba2)	04/01/13	6.750	250,000

					516,250

Machinery (0.3%)
300	Case New Holland, Inc., Global Company Guaranteed Notes	(BB-, Ba3)	06/01/09	6.000	294,000

Media (2.5%)
240	CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @
	$104.38)	(CCC-, B3)	11/15/13	8.750	234,600
520	Comcast Cable Communications Holdings, Inc., Global Company
	Guaranteed Notes	(BBB+, Baa2)	03/15/13	8.375	585,599
485	Comcast Corp., Company Guaranteed Notes	(BBB+, Baa2)	06/15/16	4.950	442,835
280	Cox Communications, Inc., Global Notes	(BBB-, Baa3)	12/15/14	5.450	265,930
250	CSC Holdings, Inc., Senior Notes	(B+, B2)	07/15/08	7.250	253,750
270	EchoStar DBS Corp., Global Senior Notes	(BB-, Ba3)	10/01/08	5.750	268,650
325	Knight Ridder, Inc., Senior Unsecured Notes	(BBB+, Baa3)	11/01/14	4.625	287,867
235	Sinclair Broadcast Group, Inc., Global Company Guaranteed Notes
	(Callable 12/15/06 @ $104.38)	(B, B2)	12/15/11	8.750	248,219
240	Time Warner Entertainment Company LP, Senior Notes	(BBB+, Baa1)	07/15/33	8.375	277,049

					2,864,499

Office Equipment (0.2%)
275	Xerox Corp., Senior Notes	(BB+, Ba2)	03/15/16	6.400	274,313

Credit Suisse Institutional Fixed Income Fund
Schedule of Investments (continued)
March 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS
Oil & Gas (1.3%)
$ 420	Amerada Hess Corp., Notes	(BBB-, Ba1)	08/15/31	7.300	$469,055
115	Enterprise Products Operating LP, Senior Notes	(BB+, Baa3)	06/01/10	4.950	111,654
340	Enterprise Products Operating LP, Series B, Global Senior Notes	(BB+, Baa3)	10/15/34	6.650	338,912
280	Pemex Project Funding Master Trust, Rule 144A, Company
	Guaranteed Notes ‡#	(BBB, Baa1)	06/15/10	6.210	288,120
285	XTO Energy, Inc., Notes	(BBB-, Baa3)	06/30/15	5.300	275,387

					1,483,128

Packaging & Containers (0.7%)
275	Berry Plastics Corp., Global Company Guaranteed Notes (Callable
	07/15/07 @ $105.38)	(B-, B3)	07/15/12	10.750	303,875
265	Graham Packaging Company, Inc., Global Company Guaranteed Notes
	(Callable 10/15/08 @ $104.25)	(CCC+, Caa1)	10/15/12	8.500	268,975
275	Smurfit-Stone Container Corp., Global Senior Notes	(CCC+, B2)	02/01/08	9.250	287,719

					860,569

Pharmaceuticals (0.2%)
280	Bristol-Myers Squibb Co., Notes §	(A+, A1)	08/15/13	5.250	274,939

Real Estate (0.3%)
310	EOP Operating LP, Notes	(BBB, Baa2)	10/01/10	4.650	296,845

Retail (0.1%)
145	Home Depot, Inc., Global Senior Notes	(AA, Aa3)	03/01/16	5.400	143,526

Savings & Loan (0.2%)
275	Washington Mutual Bank, Global Subordinated Notes §	(A-, A3)	01/15/15	5.125	260,519

Telecommunications (2.2%)
150	ALLTEL Corp., Notes	(A-, A2)	05/17/07	4.656	149,035
295	BellSouth Corp., Global Senior Unsecured Notes §	(A, A2)	11/15/34	6.000	276,031
275	Motorola, Inc., Notes	(BBB+, Baa2)	11/16/07	4.608	272,024
250	Nextel Communications, Inc., Series E, Senior Notes (Callable 10/31/08
	@ $103.44)	(A-, Baa2)	10/31/13	6.875	258,146
295	Qwest Capital Funding, Inc., Company Guaranteed Notes	(B, B3)	07/15/08	6.375	295,000
250	SBC Communications, Inc., Global Notes	(A, A2)	09/15/14	5.100	237,684
245	Sprint Capital Corp., Global Company Guaranteed Notes	(A-, Baa2)	03/15/32	8.750	307,207
325	Verizon Communications, Inc., Global Notes	(A, A3)	02/15/16	5.550	314,276
420	Verizon Wireless Capital LLC, Global Notes	(A, A3)	12/15/06	5.375	420,117

					2,529,520

Transportation (0.1%)
102	Horizon Lines LLC, Global Company Guaranteed Notes (Callable
	11/01/08 @ $104.50)	(CCC+, B3)	11/01/12	9.000	108,375

TOTAL CORPORATE BONDS (Cost $29,638,407)					29,097,726

ASSET BACKED SECURITIES (8.2%)
825	Asset Backed Funding Certificates, Series 2005-AQ1, Class A4 #	(AAA, Aaa)	06/25/35	5.010	783,493
410	Asset Backed Funding Certificates, Series 2005-AQ1, Class M1 #	(AA, Aa)	06/25/35	5.240	393,425
1,105	CDC Mortgage Capital Trust, Series 2003-HE4, Class M2 #	(A, A2)	03/25/34	6.468	1,127,644
415	CIT Group Home Equity Loan Trust, Series 2003-1, Class M1 #	(AA, Aa2)	10/20/32	4.670	404,737
339	Contimortgage Home Equity Loan Trust, Series 1996-4, Class A8	(AAA, Aaa)	01/15/28	7.220	339,127
610	Countrywide Asset-Backed Certificates, Series 2005-4, Class MF2	(AA, Aa2)	10/25/35	5.136	586,927
1,235	Finance America Mortgage Loan Trust, Series 2004-2, Class M1 #	(AA+, Aa1)	08/25/34	5.368	1,241,582
197	Greenpoint Home Equity Loan Trust, Series 2003-1, Class A #	(AAA, Aaa)	04/15/29	5.019	196,898
1,380	GSAA Home Equity Trust, Series 2005-12, Class AF4 #	(AAA, Aaa)	09/25/35	5.344	1,317,038
410	Ixis Real Estate Capital Trust, Series 2005-HE2, Class M1 #	(AA, Aa1)	09/25/35	5.248	412,504
655	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1	(BBB, Baa2)	07/15/14	6.800	692,765
750	Morgan Stanley ABS Capital I, Series 2003-HE3, Class M3 #	(A-, A3)	10/25/33	6.818	762,125
510	Park Place Securities, Inc., Rule 144A, Series 2004-WCW2, Class M10 ‡#	(BB+, Ba1)	10/25/34	7.568	470,158
690	Popular ABS Mortgage Pass-Through Trust, Series 2005-1, Class AF4 #	(AAA, Aaa)	05/25/35	4.608	665,311

Credit Suisse Institutional Fixed Income Fund
Schedule of Investments (continued)
March 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value

ASSET BACKED SECURITIES
$ 81	Vanderbilt Mortgage Finance, Series 1998-C, Class 1B1	(BBB, Baa)	02/07/15	6.970	$80,872

TOTAL ASSET BACKED SECURITIES (Cost $9,634,370)					9,474,606

MORTGAGE-BACKED SECURITIES (56.7%)
310	Bank of America Large Loan, Inc., Rule 144A, Series 2006, Class K ‡#	(AAA, Aaa)	02/09/21	5.821	310,000
90,293	Bank of America Commercial Mortgage, Inc., Rule 144A, Series 2005-1,
	Class XW IO ‡#	(AAA, Aaa)	11/10/42	0.104	462,267
610	Bank of America Commercial Mortgage, Inc., Series 2005-2, Class A2	(AAA, Aaa)	07/10/43	4.247	598,834
885	Bank of America Commercial Mortgage, Inc., Series 2005-6, Class A4 #	(AAA, Aaa)	09/10/47	5.182	863,850
41,608	Bear Stearns Commercial Mortgage Securities, Inc., Rule 144A, Series
	2003-PWR2, Class X1 IO ‡#	(AAA, Aaa)	05/11/39	0.198	794,194
520	Bear Stearns Commercial Mortgage Securities, Inc., Rule 144A, Series
	2005-LXR1, Class H ‡#	(AAA, Aaa)	09/15/18	5.949	520,000
58	Fannie Mae Pool #077774	(AAA, Aaa)	01/01/10	10.000	61,474
3,873	Fannie Mae Pool #256183 ^^	(AAA, Aaa)	02/01/36	6.500	3,936,195
1,073	Fannie Mae Pool #357739 ^^	(AAA, Aaa)	03/01/35	6.000	1,072,734
1,534	Fannie Mae Pool #357822 ^^	(AAA, Aaa)	05/01/35	5.500	1,497,215
839	Fannie Mae Pool #703337 ‡‡	(AAA, Aaa)	04/01/33	5.500	821,248
526	Fannie Mae Pool #713667 ‡‡	(AAA, Aaa)	07/01/33	5.000	502,038
1,177	Fannie Mae Pool #725231 ^^	(AAA, Aaa)	02/01/34	5.000	1,123,144
1,178	Fannie Mae Pool #725866 ^^	(AAA, Aaa)	09/01/34	4.500	1,089,696
1,215	Fannie Mae Pool #733389 ^^	(AAA, Aaa)	08/01/33	5.000	1,160,445
2,184	Fannie Mae Pool #758789 ^^	(AAA, Aaa)	12/01/33	5.500	2,136,497
424	Fannie Mae Pool #772297 ‡‡	(AAA, Aaa)	03/01/34	5.500	414,852
1,397	Fannie Mae Pool #790724 ^^	(AAA, Aaa)	09/01/34	5.500	1,366,116
1,305	Fannie Mae Pool #797894 ^^	(AAA, Aaa)	04/01/35	5.000	1,244,523
1,337	Fannie Mae Pool #826514 ^^	(AAA, Aaa)	07/01/35	6.000	1,337,730
1,367	Fannie Mae Pool #826821 ^^	(AAA, Aaa)	08/01/35	5.000	1,301,006
1,033	Fannie Mae Pool #849706 ‡‡	(AAA, Aaa)	06/01/35	6.000	1,034,064
2,424	Fannie Mae Pool #851037 ^^	(AAA, Aaa)	12/01/35	5.000	2,309,363
1	Federal National Mortgage Association, Series 1991-165, Class M	(AAA, Aaa)	12/25/21	8.250	675
1,460	First Horizon Mortgage Pass-Through Trust, Series 2006-AR1, Class
	2A1 #	(AAA, Aaa)	05/25/36	5.918	1,465,817
1,000	FNMA TBA	(AAA, Aaa)	04/01/36	5.000	951,875
3,330	FNMA TBA	(AAA, Aaa)	04/01/36	5.500	3,247,966
9,500	FNMA TBA	(AAA, Aaa)	04/01/36	6.000	9,496,289
1,415	FNMA TBA	(AAA, Aaa)	05/01/36	5.500	1,379,625
1,205	Freddie Mac Global Bonds ‡‡	(AAA, Aaa)	06/18/14	5.250	1,209,285
1,455	Freddie Mac Global Notes ‡‡	(AAA, Aaa)	11/15/13	4.875	1,427,499
1,140	Freddie Mac Pool #A23629 ‡‡	(AAA, Aaa)	06/01/34	5.000	1,086,385
453	Freddie Mac Pool #B11354 ‡‡	(AAA, Aaa)	12/01/18	5.000	442,072
1,690	GE Commercial Mortgage Corp., Series 2006-C1, Class AM	(AAA, Aaa)	03/10/44	5.519	1,661,957
1	Ginnie Mae Pool #112986	(AAA, Aaa)	07/15/14	13.500	702
1,230	GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class B,
	Subordinated Bonds	(AAA, Aaa)	04/15/29	6.703	1,252,646
3,690	GNMA TBA	(AAA, Aaa)	04/01/36	5.500	3,654,253
606	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-
	CB9, Class A1 #	(AAA, Aaa)	06/12/41	3.475	585,741
1,067	LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A1	(AAA, Aaa)	01/15/29	2.964	1,022,854
1,735	LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5	(AAA, Aaa)	04/15/30	5.150	1,682,118
1,130	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class AM #	(AAA, Aaa)	02/15/31	5.217	1,094,584
737	Master Specialized Loan Trust, Series 2005-3 Class A2 #	(AAA, Aaa)	11/25/35	5.704	729,111
36,660	Merrill Lynch Mortgage Trust, Rule 144A, Series 2003-KEY1, Class XC IO ‡#	(AAA, Aaa)	11/12/35	0.137	380,229
925	Morgan Stanley Capital I, Series 2006-HQ8, Class AM #	(AAA, Aaa)	03/12/44	5.610	917,683
1,100	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21 #	(AAA, Aaa)	09/25/34	5.386	1,093,495
1,149	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21 #	(AAA, Aaa)	01/25/36	6.014	1,154,593
1,559	Residential Funding Mortgage Securities I, Series 2006-SA1, Class 1A1 #	(AAA, Aaa)	02/25/36	5.686	1,559,525
1,720	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5,
	Class 2A1 #	(AAA, Aaa)	04/25/36	5.552	1,714,357

TOTAL MORTGAGE-BACKED SECURITIES (Cost $66,037,540)					65,168,821

Credit Suisse Institutional Fixed Income Fund
Schedule of Investments (continued)
March 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value

FOREIGN BONDS (1.9%)
Commercial Services (0.3%)
$ 295	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10
	@ $104.31) (United Kingdom) ‡	(B, B2)	08/01/15	8.625	$308,275

Electric (0.2%)
240	Compania Nacional de Transmision Electrica SA, Global Senior Notes
	(Chile) §	(A-, Baa1)	04/15/11	7.875	257,068

Insurance (0.2%)
200	Everest Reinsurance Holdings, Notes (Bermuda)	(A-, A3)	10/15/14	5.400	192,695

Miscellaneous Manufacturing (0.5%)
555	Tyco International Group SA, Yankee Company Guaranteed Notes
	(Luxembourg)	(BBB+, Baa3)	10/15/11	6.375	570,412

Oil & Gas (0.4%)
115	Canadian Natural Resources, Ltd., Yankee Notes (Canada)	(BBB+, Baa1)	07/15/11	6.700	120,929
320	Petroliam Nasional Berhad, Rule 144A, Bonds (Malaysia) ‡	(A-, A1)	08/15/15	7.750	369,008

					489,937

Pipelines (0.1%)
180	Trans-Canada Pipelines, Ltd., Yankee Bonds (Canada)	(A-, A2)	01/15/15	4.875	171,789

Telecommunications (0.2%)
250	Intelsat, Ltd., Global Senior Notes (Bermuda)	(B, Caa1)	11/01/08	5.250	237,500

Total FOREIGN BONDS (Cost $2,281,622)					2,227,676

UNITED STATES TREASURY OBLIGATIONS (12.7%)
3,476	Treasury Inflation-Index Notes §	(AAA, Aaa)	07/15/14	2.000	3,391,170
3,556	Treasury Inflation-Index Notes §	(AAA, Aaa)	01/15/15	1.625	3,356,987
2,893	United States Treasury Bonds §	(AAA, Aaa)	02/15/31	5.375	3,046,239
1,605	United States Treasury Bonds §	(AAA, Aaa)	02/15/36	4.500	1,506,444
1,025	United States Treasury Notes §	(AAA, Aaa)	11/15/08	4.375	1,013,630
1,105	United States Treasury Notes §	(AAA, Aaa)	07/15/10	3.875	1,065,290
970	United States Treasury Notes §	(AAA, Aaa)	09/15/10	3.875	933,360
245	United States Treasury Notes §	(AAA, Aaa)	02/28/11	4.500	241,507

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $15,002,461)					14,554,627

Number of
Shares					Value

COMMON STOCK (0.0%)
Telecommunications (0.0%)
1,492	XO Holdings, Inc.*§ (Cost $0)				5,893

WARRANTS (0.0%)
Building Materials (0.0%)
240	Dayton Superior Corp., Rule 144A, strike price $0.01, expires 06/15/09‡				2

Telecommunications (0.0%)
130	GT Group Telecom, Inc., Rule 144A, strike price $0.00, expires 02/01/10*‡^				0
2,985	XO Holdings, Inc., Series A, strike price $6.25, expires 01/16/10*				1,343
2,239	XO Holdings, Inc., Series B, strike price $7.50, expires 01/16/10*				896
2,239	XO Holdings, Inc., Series C, strike price $10.00, expires 01/16/10*				560

					2,799

TOTAL WARRANTS (Cost $11,300)					2,801

SHORT-TERM INVESTMENTS (22.2%)
18,036,891	State Street Navigator Prime Fund §§				18,036,891

Par
(000)			Maturity	Rate%	Value

$ 6,500	Freddie Mac Discount Notes ‡‡		04/25/06	4.664	6,479,806
869	State Street Bank and Trust Co. Euro Time Deposit ‡‡		04/03/06	3.850	869,000
170	United States Treasury Bill		05/11/06	4.535	169,143

Credit Suisse Institutional Fixed Income Fund Schedule of Investments (continued) March 31, 2006 (unaudited)

Value

TOTAL SHORT-TERM INVESTMENTS (Cost $25,554,840)	$ 25,554,840

TOTAL INVESTMENTS AT VALUE (127.0%) (Cost $148,160,544)	146,086,990

LIABILITIES IN EXCESS OF OTHER ASSETS (-27.0%)	(31,094,251)

NET ASSETS (100.0%)	$ 114,992,739

OPEN FUTURES CONTRACTS
					Unrealized
	Number of	Expiration	Contract	Contract	Appreciation/
Futures Contracts	Contracts	Date	Amount	Value	(Depreciation)

Government of Canada 10
Year Bonds Futures	22	06/21/06	$ 2,125,783	$ 2,106,840	$ (18,943)
Federal Republic of
Germany 10 Year Bonds
Futures	37	06/08/06	5,300,993	5,246,350	(54,643)
Government of Japan 10
Year Bonds Futures	1	06/09/06	1,140,012	1,131,113	(8,899)
U.S. Treasury 5
Year Notes Futures	37	06/30/06	3,864,928	3,864,187	(741)
U.S. Treasury 20
Year Bonds Futures	22	06/21/06	2,476,105	2,401,438	(74,667)

			14,907,821	14,749,928	(157,893)

Australia Treasury 10
Year Bond Futures	(24)	06/15/06	(1,787,762)	(1,787,174)	588
UK Treasury
Bonds Futures	(27)	06/28/06	(5,280,801)	(5,228,891)	51,910
U.S. Treasury 2
Year Notes Futures	(50)	06/30/06	(10,203,061)	(10,192,969)	10,092
U.S. Treasury 10
Year Notes Futures	(107)	06/21/06	(11,397,487)	(11,383,797)	13,690

			(28,669,111)	(28,592,831)	76,280

			$ (13,761,290)	$ (13,842,903)	$ (81,613)

Credit Suisse Institutional Fixed Income Fund Schedule of Investments (continued) March 31, 2006 (unaudited)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
Forward Foreign	Expiration	Foreign Currency To		Contract	Contract	Unrealized
Currency Contract	Date	Be Purchased/(Sold)		Amount	Value	Gain (Loss)

Brazilian Real	04/13/06	BRL	1,250,000	$ 538,677	$ 565,905	$ 27,228
Brazilian Real	04/13/06	BRL	(1,250,000)	(569,995)	(565,905)	4,090
European Economic Unit	04/13/06		€3,250,000	3,930,248	3,936,061	5,813
European Economic Unit	04/13/06		€(3,250,000)	(3,955,738)	(3,936,061)	19,677
Hungarian Forint	04/13/06	HUF	121,100,000	584,065	555,190	(28,875)
Hungarian Forint	04/13/06	HUF	(121,100,000)	(562,353)	(555,190)	7,163
Japanese Yen	04/13/06		¥132,610,000	1,174,579	1,126,095	(48,484)
Japanese Yen	04/13/06		¥(132,610,000)	(1,162,541)	(1,126,095)	36,446
Polish Zloty	04/13/06	PLN	1,740,000	557,513	535,450	(22,063)
Polish Zloty	04/13/06	PLN	(1,740,000)	(536,784)	(535,450)	1,334
Turkish Lira	04/13/06	TRL	576,000	422,133	426,868	4,735
Turkish Lira	04/13/06	TRL	(576,000)	(429,787)	(426,868)	2,919

				$ (9,983)	$ 0	$ 9,983

INVESTMENT ABBREVIATIONS
IO = Interest Only
MTNA = Medium Term Note, Series A
TBA = To Be Announced

†	Credit ratings given by The Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and
Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31,
2006, these securities amounted to a value of $7,051,798 or 6.13% of net assets.
‡‡	Collateral segregated for futures contracts.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
^^	Collateral segregated for TBA securities.
#	Variable rate obligations – The interest rate shown is the rate as of March 31, 2006.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Credit Suisse Institutional Fixed Income Fund Schedule of Investments (continued) March 31, 2006 (unaudited)

Federal Income Tax Cost – At March 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $148,160,544, $159,433, $(2,232,987) and $(2,073,554), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Credit Suisse Institutional Fixed Income Fund, Inc.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  May 26, 2006

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  May 26, 2006